EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS

NOTE 37 - EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS

Subsequent to December 31, 2017 and until the date of issuance of these financial statements, there is no knowledge of other financial or other events that significantly affect the balances or their interpretation.

The consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries as of December 31, 2017, have been approved in an Extraordinary Board Meeting on March 14, 2018.